Derivative Liability (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Derivative liability [Abstract]
Shedule of derivative liabilities

	September 30, 2015 $	June 30, 2015 $
		(as restated)
Opening balance	2,364,381	5,111,007

Issuance of 2015 Agent Warrants	29,594	-
Change in fair value of warrants	539,446	(627,433)
Change in fair value due to change in warrant terms	21,565	(23,658)
Reclassification to equity upon amendment of warrants	-	(975,278)
Reclassification to equity upon exchange of warrants	-	(728,835)
Reclassification to equity upon exercise of warrants	-	(391,422)

Closing balance	2,954,986	2,364,381

	June 30, 2015 $	June 30, 2014 $

	(as restated)	(as restated)

Opening balance	5,111,007	18,100,327

Change in fair value of warrants	(627,433)	(11,529,498)
Change in fair value due to change in warrant terms	(23,658)	(111,179)
Reclassification to equity upon amendment of warrants	(975,278)	-
Warrants issued for services	-	124,020
Reclassification to equity upon exchange of warrants	(728,835)	-
Reclassification to equity upon exercise of warrants	(391,422)	(1,472,663)

Closing balance	2,364,381	5,111,007